Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 175,440	$ 163,030
Work in process	73,805	60,128
Finished goods	652,414	610,569
Health care supplies	131,687	133,769
Inventories	$ 1,033,346	$ 967,496